SHAREHOLDERS’ EQUITY (Details Narrative)																				1 Months Ended					5 Months Ended		7 Months Ended	12 Months Ended
		Jan. 01, 2025 USD ($) shares	Oct. 07, 2024 USD ($) shares	Mar. 01, 2024 USD ($)	Feb. 21, 2024 shares	Jan. 30, 2024 USD ($) $ / shares shares	Jan. 18, 2024 USD ($) shares	Jan. 09, 2024 USD ($)	Jun. 18, 2023 USD ($)	May 11, 2023 USD ($) $ / shares shares	Jan. 01, 2023 $ / shares shares	Sep. 13, 2022 USD ($) $ / shares shares	Jun. 06, 2022 shares	May 11, 2022 $ / shares shares	Apr. 04, 2022 USD ($) $ / shares shares	Dec. 20, 2021 $ / shares shares	Nov. 03, 2020 $ / shares shares	Oct. 31, 2020 $ / shares shares	Jan. 22, 2020 $ / shares shares	Oct. 31, 2024 shares	Jan. 31, 2024 $ / shares shares	May 31, 2023 USD ($)	Oct. 31, 2022 shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2022 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Feb. 20, 2024 shares	Jan. 25, 2023 shares	Jan. 19, 2020 $ / shares shares	Jan. 19, 2020 ₪ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Company transaction description					(i) the cancelation of the par value of the Company’s registered and issued ordinary shares; (ii) an increase of the Company’s registered share capital from 12,500,000 ordinary shares to 100,000,000 ordinary shares; and (iii) to amend the Company’s Amended and Restated Articles of Association accordingly.
Ordinary shares authorized | shares					100,000,000																				100,000,000			100,000,000	12,500,000		12,500,000
Commitment shares | shares																									8,094,297			8,094,297
Proceeds from exercise of options																								$ 10,000						$ 10,000
Proceeds from exercise of options																								$ 1,000,000
Granted options to purchase | shares															30,266
Exercise price | (per share)										$ 6.72					$ 33.04										$ 0.0001			$ 0.0001					$ 0.003	₪ 0.01
Aggregate gross proceeds						$ 3,000,000									$ 13,587,000
Facility warrant shares | shares																																	24,431	24,431
Gross proceeds																						$ 6,000,000
Deducting issuance costs																						$ 5,397,000
Purchase and sale of shares | shares										493,421						3,135
Issuance of warrants | shares										493,424
Exercise term										5 years
Concurrent private placement									$ 3,000,000	$ 3,000,000
Aggregate of ordinary share | shares																					181,002
Purchase price per share | $ / shares										$ 6.08						$ 49.12
Warrants exercisable shares | shares																					493,424
Credit facility								$ 6,000,000
Additional amount								$ 3,000,000																	$ 500,000			$ 500,000
Credit facility initial term								10 months
First payment								$ 1,500,000
Credit facility of financing obligations																												7,500,000
Aggregate amount of equity financing transaction																												5,000,000
Convertible Debt																									1,500,000			1,500,000
Convertible of outstanding loan																														1,000,000
Aggregate exercise amount																												7,500,000
Warrant exercisable per share | $ / shares											$ 24.00
Amortized discount amount				$ 1,229,000																								$ 1,229,000
Other financing income expenses, net				1,229,000
Warrants exercise price | $ / shares											$ 20.00
Facility warrants exercised shares | shares																												11,220,000
Gross proceeds from shares																												$ 4,578,000
Warrant liabilities to additional paid in capital in amount																												6,143,000
Purchase price per share | $ / shares						$ 0.98475
Net of issuance costs						$ 2,961,000																						13,731,000	5,397,000	13,643,000
Line of credit facility conversion																												$ 500,000
Shares issued | shares																												507,743
Proceeds from warrant exercises																												$ 9,687,000
Other financing income expense																												152,000	10,000
Revaluation of derivatives and warrants liabilities																												(20,181,000)
Additional Paid in Capital, Common Stock																									7,537,000			$ 7,537,000
Weighted average volatility																												70.00%
Risk free interest rates																												1.40%
Dividend yields percentage																												0.00%
Weighted average life of the options																												5 years
Warrants term											3 years
Purchase warrants | shares											1,563
Warrants to purchase | shares											1,563
Weighted average fair value of options granted per share | $ / shares																												$ 0.53	$ 0.13
Unrecognized share-based payment expenses related to nonvested awards																									$ 68,000			$ 68,000
Expected to be recognized over the next																												2 years 3 months
Vesting rights												These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 13, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter.																Such options will vest one-third following 12 months from the grant date of such options, second one-third following 24 months from the grant date and the balance following 36 months.
Share-based payment																												$ 67,000	$ 22,000	20,000
Number of options, Granted | shares												31,501								7,700			7,700
Options shares expired | shares																											34,801
Outstanding options | shares												46,964
January 22 2020 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted options to purchase | shares																			83,922
Exercise price | $ / shares																			$ 49.11
Vesting rights																			These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 18, 2020, and the remainder vest in eight equal quarterly tranches over a period of two years thereafter.
Share-based payment																												$ 0	0	163,000
October 2020 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Vesting rights																												(1) options to purchase 17,401 ordinary shares vested in one tranche at the end of 12 months from October 13, 2020; and (2) options to purchase 34,801 ordinary shares will vest in the event that the Company generate a cumulative order backlog (as defined in the option agreement) in the amount of not less than $7,000 by the end of 18 months from October 13, 2020; (3) options to purchase 17,401 ordinary shares will vest in the event that the Company reaches a cumulative order backlog of $15,000 by the end of 24 months from October 13, 2020 (including the first cumulative order backlog); and all subject to him serving as the active Chairman of the Company’s Board at the time of vesting and were subject to an acceleration of 25% of his unvested options (i.e., 17,401) in the event that the Company effectuates an IPO. Accordingly, upon the completion of the IPO on April 4, 2022 (see Note 9B(3)), 17,401 were accelerated and considered fully vested.
Share-based payment																												$ 0	0	133,000
Number of options, Granted | shares																		69,603
Weighted average exercise price, Granted | $ / shares																		$ 49.11
May 11 2022 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Vesting rights																												the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on May 11, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter.
Share-based payment																												$ 49,000	96,000	61,000
September 13 2022 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based payment																												$ 19,000	$ 22,000	10,000
2017 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exceed ordinary shares | shares																									4,288,745			4,288,745
Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment shares | shares			288,684																						14,116,595			14,116,595
commitment amount			$ 20,000,000.0
ordinary shares percentage			97.00%
Issuance of common stock																												$ 10,771,000
Revaluation of derivatives and warrants liabilities																												1,346
PIPE Pre Funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Facility warrant shares | shares						1,394,999
PIPE Common Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Facility warrant shares | shares						4,569,688
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of ordinary shares | shares							1
Warrants to purchase ordinary shares amount							$ 2,500,000
Weighted average volatility																													65.00%
Risk free interest rates																													1.83%
Share price | $ / shares																													$ 2.4
Options expire																											18 months
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase ordinary shares amount							$ 3,000,000
Weighted average volatility																													68.00%
Risk free interest rates																													3.66%
Share price | $ / shares																													$ 8.8
Options expire																											24 months
Line of Credit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible Debt																									$ 271,000			271,000
Credit Facility Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issuance amount																												$ 1,229,000
Facility Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Facility warrant shares | shares																					18,382,353
Warrants exercise price | $ / shares																					$ 0.408
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Facility warrant shares | shares																									761,615			761,615
Warrant exercisable per share | $ / shares											$ 14.00																	$ 3.10
Debt instrument term																												5 years
Gross proceeds from shares		$ 2,428,000
Additional facility warrants | shares		5,950,000
Warrants to purchase | shares											1,563
PIPE Common Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares																									$ 0.98475			$ 0.98475
PIPE Pre Funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net of issuance costs																												$ 5,063,000
Proceeds from warrant exercises																												$ 5,250,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares purchased | shares																												2,419,354
Ordinary shares | shares						1,651,458
Credit Facility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate amount of equity financing transaction				$ 5,000,000																								$ 5,000,000
Convertible of outstanding loan																												$ 500,000
Credit Facility Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Facility warrant shares | shares																									507,743			507,743
Accrues interest at a rate								8.00%
Accrued interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrues interest at a rate																									30.00%			30.00%
Antidilution [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilution terms																												5 years 6 months
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average life of the options																													6 years
Restricted Stock Unit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average fair value | $ / shares																									$ 0.53			$ 0.53
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted options to purchase | shares																									3,006,000
Share-based payment																												$ 172,000
Vested options to purchase | shares																									227,647
Israel Railways [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment shares | shares																																24,431
Knorr Bremse [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares										$ 6.72
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of convertible preferred shares, shares | shares						3,046,457
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of units sold | shares															473,405
Sale of stock description															Each unit included one ordinary share and one warrant to purchase one ordinary share at an exercise price of $33.04 per ordinary share. The warrants are exercisable at any time up to five years after the IPO.
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted options to purchase | shares															71,011
Aggregate gross proceeds															$ 15,647,000
Percentage of number of ordinary shares and warrants															15.00%
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Private placement, shares | shares										493,421
Aggregate of ordinary share | shares										493,421
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted ordinary shares | shares															30,266
Private placement, shares | shares																												288,684
Warrant liabilities to additional paid in capital in amount	[1]
Purchase warrants | shares											6,252
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares											$ 12.00
Purchase warrants | shares											1,563
Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted options to purchase | shares																										68,739
Dividend yields percentage																													0.00%
Vesting rights																												These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on November 3, 2021, and the remainder vest in eight equal quarterly tranches over a period of two years thereafter.
Share-based payment																												$ 0	$ 45,000	46,000
Weighted average exercise price, Granted | $ / shares																	$ 49.11
Granted options shares | shares																	13,475
Reduced the exercise price | $ / shares																										$ 14.80
Employees [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment shares | shares																								209
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted options to purchase | shares																										42,497
Vesting rights																										These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on June 18, 2024 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter.
Share-based payment																												$ 14,000	5,000
Number of options, Granted | shares														19,510				7,700
Weighted average exercise price, Granted | $ / shares														$ 14.80				$ 49.11
Outstanding options | shares												46,021
Chief Executive Officer [Member] | October 2020 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Vesting rights																												(1) options to purchase 3,850 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2022, a cumulative order backlog (as defined in the option agreement) in an amount not less than $10,000; and (2) options to purchase the remaining 3,850 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2024 a cumulative order backlog (as defined above) in an amount not less than $20,000 (including the first cumulative order backlog); and all subject to him serving in his position at the time of vesting.
Chief Executive Officer [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options expire																				24 months			24 months
Chief Executive Officer [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options expire																				48 months			48 months
Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Vesting rights												vest in twelve equal quarterly tranches over a period of three years.
Share-based payment																												$ 7,000	12,000	4,000
Number of options, Granted | shares												12,500		68,395
Weighted average exercise price, Granted | $ / shares												$ 14.80
Options expire												10 years
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based payment																												$ 20,000	$ 27,000	$ 17,000
Number of options, Granted | shares														14,976
Weighted average exercise price, Granted | $ / shares														$ 14.80
Ordinary shares | shares													4,992
Officers And Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, Granted | $ / shares												$ 49.12
Reduced the exercise price | $ / shares												$ 14.80
Employees One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based payment												$ 51,000
Additional fair value												$ 30,000

[1]	Including 1,902,742 Pre-funded Warrants which were exercised to 1,902,742 ordinary shares during February and March 2024 (see Note 9B(7)).